Related party and employee transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related party	$ 820,089	$ 0
Advances to employees	59,226	133,377
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	9,690,085	3,078,519	2,261,501
Yong Cui [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		600,000
Omer Ozden [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 112,426